Mairs & Power Small Cap Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Consumer Discretionary - 3.9%
Gentherm, Inc. (a)	145,922	$3,901,954
Life Time Group Holdings, Inc. (a)	123,800	3,738,760
Polaris, Inc.	63,563	2,602,269
		10,242,983

Consumer Staples - 6.0%
Casey's General Stores, Inc.	25,566	11,096,666
MGP Ingredients, Inc.	159,410	4,683,466
		15,780,132

Financials - 16.9%
Alerus Financial Corp.	96,441	1,780,301
Associated Banc-Corp.	290,550	6,546,091
Cullen/Frost Bankers, Inc.	59,080	7,396,816
Glacier Bancorp, Inc.	127,031	5,617,311
Piper Sandler Cos.	30,873	7,646,007
QCR Holdings, Inc.	112,178	8,000,535
Wintrust Financial Corp.	64,465	7,249,734
		44,236,795

Health Care - 11.7%
Bio-Techne Corp.	98,000	5,745,740
CVRx, Inc. (a)	142,456	1,742,237
Exact Sciences Corp. (a)	58,600	2,536,794
Inspire Medical Systems, Inc. (a)	57,525	9,162,582
Medpace Holdings, Inc. (a)	31,970	9,740,939
Neogen Corp. (a)	192,100	1,665,507
		30,593,799

Industrials - 28.6%(b)
AAR Corp. (a)	177,289	9,926,411
AZEK Co., Inc. (a)	248,688	12,158,356
Generac Holdings, Inc. (a)	43,374	5,493,317
Hub Group, Inc. - Class A	275,375	10,235,689
JBT Marel Corp.	97,808	11,952,138
nVent Electric PLC	106,044	5,558,826
Oshkosh Corp.	31,595	2,972,458
Tennant Co.	109,127	8,702,878
Toro Co.	111,800	8,133,450
		75,133,523

Information Technology - 20.1%
Clearfield, Inc. (a)	348,793	10,366,128
Clearwater Analytics Holdings, Inc. - Class A (a)	92,510	2,479,268
Cognex Corp.	62,400	1,861,392
Entegris, Inc.	81,307	7,112,737
Jamf Holding Corp. (a)	381,667	4,637,254
Littelfuse, Inc.	46,327	9,114,374
Plexus Corp. (a)	61,556	7,887,170
SkyWater Technology, Inc. (a)	139,390	988,275
Workiva, Inc. (a)	109,067	8,279,276
		52,725,874

Materials - 7.6%
HB Fuller Co.	155,109	8,704,717
Knife River Corp. (a)	123,650	11,154,467
		19,859,184

Utilities - 5.5%
Black Hills Corp.	123,300	7,478,145
Northwestern Energy Group, Inc.	122,250	7,074,608
		14,552,753
TOTAL COMMON STOCKS (Cost $222,658,838)		263,125,043

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (c)	328,386	328,386
TOTAL SHORT-TERM INVESTMENTS (Cost $328,386)		328,386

TOTAL INVESTMENTS - 100.4% (Cost $222,987,224)		263,453,429
Liabilities in Excess of Other Assets - (0.4)%		(1,015,164)
TOTAL NET ASSETS - 100.0%		$262,438,265
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Mairs & Power Small Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$263,125,043	$–	$–	$263,125,043
Money Market Funds	328,386	–	–	328,386
Total Investments	$263,453,429	$–	$–	$263,453,429

Refer to the Schedule of Investments for further disaggregation of investment categories.